FUEL CONSUMPTION ACCOUNT - CCC	12 Months Ended
Dec. 31, 2017
FUEL CONSUMPTION ACCOUNT - CCC
FUEL CONSUMPTION ACCOUNT - CCC

NOTE 25 — FUEL CONSUMPTION ACCOUNT — CCC

The Fuel Consumption Account (CCC), created by Decree 73,102, of November 7, 1973, is intended to combine the prorating of fuel consumption costs in the generation of thermoelectric energy, especially in the Northern region of the country.

The enactment of Law 12,783/2013 extinguished the obligation of contribution of this charge to the concessionaires of the public electricity service. Nevertheless, the Fuel Consumption Account had a total asset of R$ 202,885 as of December 31, 2016 and a noncurrent liability in the R$ 482,179 for the same period.

In accordance with Law No. 13,360 / 2016, regulated by Decree No. 9,022/2017, and with the Circular of the Agência Nacional de Energia Elétrica - ANEEL No. 1,079 from April 18, 2017, the responsibility for the budget, management and the Energy Development Account - CDE, the Fuel Consumption Account - CCC and the Global Reversal Reserve - RGR, was transferred to the Câmara de Comercialização de Energia Elétrica - CCEE, since May 1, 2017.